Net loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net income (loss) per share attributable to ordinary shareholders
Schedule of net income (loss) per share

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	For the year ended December 31,
	2023	2024	2025	2025
	HK$’000	HK$’000	HK$’000	US$’000
Basic and diluted loss per share
Numerator:
Net loss for the year attributable to the Company’s ordinary shareholders	(1,462)	(15,482)	(10,643)	(1,365)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding	10,084,932	11,059,932	11,062,500	11,062,500

Weighted average number of basic and diluted ordinary shares used in calculating loss per share	10,084,932	11,059,932	11,062,500	11,062,500

Basic and diluted net loss per share (cents)	(14.50)	(139.98)	(96.21)	(12.34)